Submission	Sep. 09, 2024
Submission [Line Items]
Central Index Key	0001773751
Registrant Name	Hims & Hers Health, Inc.
Registration File Number	333-282008
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES